Submission	12 Months Ended
Dec. 31, 2024
Submission [Line Items]
Central Index Key	0001601830
Registrant Name	Recursion Pharmaceuticals, Inc.
Registration File Number	333-264845
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES